Supplement dated September 17, 2019

to the Currently Effective Summary Prospectus and

Prospectus of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

Effective November 1, 2019, each Fund's Summary Prospectus and Statutory Prospectus are amended as set forth below, as applicable.

I.In each Fund's Summary and Statutory Prospectus, the table in the section entitled "Buying and Selling Fund Shares" is updated to reflect that the minimum initial investment for Class A and Class C shares is $1,000, and the paragraph immediately below the table is amended and restated to read as follows:

For Class A and Class C shares, the minimum initial investment is $1,000 and the minimum subsequent investment is $100. For Class A and Class C shares, the minimum initial and subsequent investment for Automatic Investment Plan purchases is $50. Class R, Class R2, Class R4 and Class

R6 shares are generally not available for purchase by individuals. Class Z shares may be purchased by certain individuals, subject to minimum investment and/or other requirements. Please see "How to Buy, Sell and Exchange Fund Shares—How to Buy Shares—Qualifying for Class R Shares," "— Qualifying for Class Z Shares," "—Qualifying for Class R2 and Class R4 Shares," and "—Qualifying for Class R6 Shares" in the Prospectus for purchase eligibility requirements.

II.In each Fund's Statutory Prospectus, the table in the section entitled "Choosing a Share Class" the sub-section entitled "Share Class Comparison" is hereby amended to reflect that the minimum purchase amount for Class A and Class C shares is $1,000, and the first footnote immediately following the table is amended and restated to read as follows:

The minimum initial and subsequent investment requirements do not apply to employee savings plan accounts, payroll deduction plan accounts, or when exchanging all shares of an account to an existing account with the same registration. The minimum initial investment for Class A and Class C shares is $1,000, and the minimum subsequent investment is $100. The minimum initial and subsequent investment for AIP accounts is $50 (if your shares are held through a broker or other financial intermediary, the broker or intermediary is responsible for determining the minimum initial and subsequent investment for AIP accounts). In addition, the minimum initial and subsequent investment requirements do not apply with respect to Class A and C shares when offered at NAV on fee-based programs, mutual fund "wrap" or asset allocation programs, mutual fund "supermarket" programs, and group retirement plans.

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PGIM INVESTMENTS FUNDS

The Prudential Investment Portfolios, Inc.	Prudential Investment Portfolios, Inc. 17
PGIM Balanced Fund	PGIM Short Duration Multi-Sector Bond Fund
PGIM Jennison Equity Opportunity Fund	PGIM Total Return Bond Fund
PGIM Jennison Growth Fund	Prudential Investment Portfolios 18
Prudential Investment Portfolios 3	PGIM Jennison 20/20 Focus Fund
PGIM Global Dynamic Bond Fund	PGIM Jennison MLP Fund
PGIM Jennison Focused Growth Fund	Prudential Global Total Return Fund, Inc.
PGIM QMA Global Tactical Allocation Fund	PGIM Global Total Return Fund
PGIM QMA Large-Cap Value Fund	PGIM Global Total Return (USD Hedged) Fund
PGIM Real Assets Fund	Prudential Government Money Market Fund,
PGIM Strategic Bond Fund	Inc.
Prudential Investment Portfolios 4	PGIM Government Money Market Fund
PGIM Muni High Income Fund	Prudential Jennison Blend Fund, Inc.
Prudential Investment Portfolios 5	PGIM Jennison Blend Fund
PGIM Jennison Diversified Growth Fund	Prudential Jennison Mid-Cap Growth Fund, Inc.
PGIM Jennison Rising Dividend Fund	PGIM Jennison Mid-Cap Growth Fund
Prudential Investment Portfolios 6	Prudential Jennison Natural Resources Fund,
PGIM California Muni Income Fund	Inc.
Prudential Investment Portfolios 7	PGIM Jennison Natural Resources Fund
PGIM Jennison Value Fund	Prudential Jennison Small Company Fund, Inc.
Prudential Investment Portfolios 8	PGIM Jennison Small Company Fund
PGIM QMA Stock Index Fund	Prudential National Muni Fund, Inc.
PGIM Securitized Credit Fund	PGIM National Muni Fund
Prudential Investment Portfolios 9	Prudential Sector Funds, Inc.
PGIM Absolute Return Bond Fund	PGIM Jennison Financial Services Fund
PGIM International Bond Fund	PGIM Jennison Health Sciences Fund
PGIM QMA Large-Cap Core Equity Fund	PGIM Jennison Utility Fund
PGIM Real Estate Income Fund	Prudential Short-Term Corporate Bond Fund,
PGIM Select Real Estate Fund	Inc.
Prudential Investment Portfolios, Inc. 10	PGIM Short-Term Corporate Bond Fund
PGIM Jennison Equity Income Fund	Prudential World Fund, Inc.
PGIM QMA Mid-Cap Value Fund	PGIM Emerging Markets Debt Hard Currency
Prudential Investment Portfolios 12	Fund
PGIM Global Real Estate Fund	PGIM Emerging Markets Debt Local Currency
PGIM Jennison Technology Fund	Fund
PGIM QMA Large-Cap Core Equity PLUS Fund	PGIM Jennison Emerging Markets Equity
PGIM QMA Long-Short Equity Fund	Opportunities Fund
PGIM Short Duration Muni High Income Fund	PGIM Jennison Global Infrastructure Fund
PGIM US Real Estate Fund	PGIM Jennison Global Opportunities Fund
Prudential Investment Portfolios, Inc. 14	PGIM Jennison International Opportunities Fund
PGIM Floating Rate Income Fund	PGIM QMA International Equity Fund
PGIM Government Income Fund	The Target Portfolio Trust
Prudential Investment Portfolios, Inc. 15	PGIM Core Bond Fund
PGIM High Yield Fund	PGIM Corporate Bond Fund
PGIM Short Duration High Yield Income Fund	PGIM QMA Small-Cap Value Fund
Prudential Investment Portfolios 16
PGIM Income Builder Fund

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